Related Parties - Disclosure of Directors and Prescribed Officers Who Own Shares in Harmony (Details) - shares	Aug. 21, 2019	Jun. 30, 2019	Jun. 30, 2018
Directors | Peter Steenkamp
Disclosure of transactions between related parties [line items]
Number of shares held		512,000	0
Directors | Andre Wilkens
Disclosure of transactions between related parties [line items]
Number of shares held		101,301	101,301
Directors | Frank Abbott
Disclosure of transactions between related parties [line items]
Number of shares held		1,142,010	747,817
Directors | Harry 'Mashego' Mashego
Disclosure of transactions between related parties [line items]
Number of shares held		593	593
Directors | Ken Dicks
Disclosure of transactions between related parties [line items]
Number of shares held		35,000	35,000
Prescribed officers | Beyers Nel
Disclosure of transactions between related parties [line items]
Number of shares held		42,486	42,486
Prescribed officers | Johannes van Heerden
Disclosure of transactions between related parties [line items]
Number of shares held		160,000	75,000
Prescribed officers | Philip Tobias
Disclosure of transactions between related parties [line items]
Number of shares held		169,294	42,916
Related party transactions | Directors | Harry 'Mashego' Mashego
Disclosure of transactions between related parties [line items]
Number of shares sold	593